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[LOGO OF ROPES & GRAY] ROPES & GRAY LLP
                       ONE INTERNATIONAL PLACE    BOSTON, MA 02110-2624    617-951-7000 F 617-951-7050
                       BOSTON    NEW YORK    PALO ALTO    SAN FRANCISCO    WASHINGTON, DC    www.ropesgray.com
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December 29, 2006                                      Amy B. Snyder
                                                       617-951-7073
                                                       617-235-0670 fax
                                                       Amy.Snyder@ropesgray.com

BY EDGAR
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C., 20549

Re: BNY Hamilton Funds, Inc. (File Nos. 033-47703; 811-06654)

Ladies and Gentlemen:

   Transmitted herewith for filing by means of electronic submission on behalf of BNY Hamilton Funds, Inc. (the "Company") pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act") and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and
(4) Regulation S-T, is Post-Effective Amendment No. 53 to the Company's Registration Statement under the Securities Act and Post- Effective Amendment No. 56 to the Company's Registration Statement under the 1940 Act on Form N-1A ("Amendment No. 53/56"), including Prospectuses and Statements of Additional Information relating to the registration and offering of Agency Shares, Classic Shares, Hamilton Shares, Institutional Shares, Premier Shares and Retail Shares of BNY Hamilton Tax-Exempt Money Fund and Class A Shares and Institutional Shares of BNY Hamilton Global Real Estate Securities Fund (the "Funds"), two new series of the Company, other information, the signature page and exhibits.

   This Amendment No. 53/56 is being filed for the purpose of making certain non-material changes to the previously filed Post-Effective Amendment No. 52 to the Company's Registration Statement under the Securities Act and Post-Effective Amendment No. 55 to the Company's Registration Statement under the 1940 Act, filed on December 11, 2006 pursuant to Rule 485(a)(2) under the Securities Act ("Amendment No. 52/55"). Amendment No. 52/55 was declared effective on December 29, 2006 by the Securities and Exchange Commission in connection with an acceleration request filed by the Company pursuant to Rule 461 under the Securities Act on December 11, 2006. Amendment No. 53/56 is also intended to become effective on December 29, 2006.

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[LOGO OF ROPES & GRAY LLP]

Securities and Exchange
Commission                                 - 2 -              December 29, 2006

   We have assisted the Company in the preparation of this Amendment No. 53/56, and believe that this Amendment No. 53/56 does not contain any disclosure that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.

   The Funds are two of twenty-three series of the Company. The other series of the Company are offered through separate prospectuses and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Company.

   Please direct any questions concerning the enclosed materials to me (617-951-7073).

Sincerely,

/s/ AMY B. SNYDER
------------------------------------
Amy B. Snyder

cc: Daniel Hirsch, Esq.
    Shanak Patnaik, Esq., The Bank of New York